Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Cost of sales	(52,184)	(51,198)	(48,301)
Gross profit	32,454	26,686	24,125
Income (expenses)
Selling expenses	(3,827)	(3,614)	(2,869)
General and administrative expenses	(2,239)	(2,656)	(3,080)
Exploration costs	(524)	(800)	(1,761)
Research and development expenses	(641)	(572)	(523)
Other taxes	(670)	(1,789)	(675)
Impairment of assets	(2,005)	(1,191)	(6,193)
Other income and expenses	(5,760)	(5,511)	(4,721)
Loss from operation	(15,666)	(16,133)	(19,822)
Income before finance income (expense), results in equity-accounted investments and income taxes	16,788	10,553	4,303
Finance income	2,381	928	853
Finance expenses	(5,675)	(7,006)	(6,413)
Foreign exchange gains (losses) and inflation indexation charges	(3,190)	(3,641)	(2,018)
Net finance income (expense)	(6,484)	(9,719)	(7,578)
Results in equity-accounted investments	523	673	(218)
Net income / (loss) before income taxes	10,827	1,507	(3,493)
Income taxes	(4,256)	(1,697)	(775)
Net income (loss) from continuing operations for the year	6,571	(190)	(4,268)
Net income (loss) from discontinued operations for the year	843	359	(81)
Net income (loss) for the year	7,414	169	(4,349)
Non-controllinginterests	241	260	489
Net income (loss) from continuing operations	(1)	157	512
Net income (loss) from discontinued operations	242	103	(23)
Net income (loss) attributable to shareholders of Petrobras	7,173	(91)	(4,838)
Net income (loss) from continuing operations	6,572	(347)	(4,780)
Net income (loss) from discontinued operations	$ 601	$ 256	$ (58)
Basic and diluted earnings (losses) per weighted-average of common and preferred share - in U.S. dollars	$ 0.55	$ (0.01)	$ (0.37)